Expense Example	Oct. 31, 2025 USD ($)
Innovator Deepwater Frontier Tech ETF | Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Innovator Equity Autocallable Income Strategy ETF | Innovator Equity Autocallable Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Premium Income - Daily PutWrite ETF | Innovator Equity Premium Income - Daily PutWrite ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Gradient Tactical Rotation Strategy ETF | Innovator Gradient Tactical Rotation Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Innovator IBD(R) 50 ETF | Innovator IBD(R) 50 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,239
Innovator IBD Breakout Opportunities ETF | Innovator IBD Breakout Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Innovator Index Autocallable Income Strategy ETF | Innovator Index Autocallable Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Laddered Allocation Buffer ETF | Innovator Laddered Allocation Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Laddered Allocation Power Buffer ETF | Innovator Laddered Allocation Power Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator S&P Investment Grade Preferred ETF | Innovator S&P Investment Grade Preferred ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591